Real Property Acquisitions and Development (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Seniors Housing Operating [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	$ 146,332	[1]	$ 112,350		$ 75,620
Buildings and improvements	1,341,560	[1]	1,512,764		676,623
Acquired lease intangibles	118,077	[1]	122,371		63,757
Restricted cash	1,296	[1]	20,699		0
Receivables and other assets	10,125	[1]	901		16,459
Total assets acquired	1,617,390	[1],[2]	1,769,085	[2]	832,459	[2]
Secured debt	(124,190)	[1]	(796,272)		(305,167)
Accrued expenses and other liabilities	(17,347)	[1]	(44,483)		(6,849)
Total liabilities assumed	(141,537)	[1]	(840,755)		(312,016)
Capital in excess of par	0	[1]	(6,017)		(43,641)
Noncontrolling interests	(56,884)	[1]	(69,984)		(101,091)
Cash disbursed for acquisitions	1,418,969	[1]	852,329		375,711
Capital improvements to existing properties	21,751	[1]	15,880		1,735
Total cash invested in real property	1,440,720	[1]	868,209		377,446
Cash acquired from acquisition	20,691		38,952		8,532
Seniors Housing Operating [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	1,370,128
Senior Housing Facilities Triple Net [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	87,242	[3]	212,156		61,290
Buildings and improvements	984,077	[3]	3,108,508		967,239
Receivables and other assets	119	[3]	9,101		0
Total assets acquired	1,071,438	[3],[4]	3,329,765		1,028,529
Secured debt	(89,881)	[3]	(93,431)		(84,086)
Accrued expenses and other liabilities	(3,542)	[3]	(91,290)		(26,345)
Total liabilities assumed	(93,423)	[3]	(184,721)		(110,431)
Capital in excess of par	921	[3]	0		0
Noncontrolling interests	(17,215)	[3]	0		0
Non-cash acquisition related activity	(616)	[3]	(2,532)		(9,922)
Cash disbursed for acquisitions	961,105	[3]	3,142,512		908,176
Construction in progress additions	179,684	[3]	182,626		85,993
Less: Capitalized interest	(6,041)	[3]	(5,752)		(6,396)
Cash disbursed for construction in progress	173,643	[3]	176,874		79,597
Capital improvements to existing properties	67,026	[3]	0		21,833
Total cash invested in real property	1,201,774	[3]	3,319,386		1,009,606
Cash acquired from acquisition	2,031
Senior Housing Facilities Triple Net [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	37,772
Medical Facilities [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	68,619	[5]	48,342		49,632
Buildings and improvements	648,409	[5]	520,976		513,152
Acquired lease intangibles	115,233	[5]	60,609		67,929
Goodwill	0	[5]	0		68,321
Restricted cash	975	[5]	100		0
Receivables and other assets	4,469	[5]	3,053		0
Total assets acquired	837,705	[5],[6]	633,080	[6]	699,034	[6]
Secured debt	(267,527)	[5]	(72,225)		(170,255)
Accrued expenses and other liabilities	(25,928)	[5]	(34,214)		(75,010)
Total liabilities assumed	(293,455)	[5]	(106,439)		(245,265)
Capital in excess of par	0	[5]	0		(2,721)
Noncontrolling interests	(193)	[5]	(7,211)		(10,848)
Non-cash acquisition related activity	(880)	[5]	0		0
Cash disbursed for acquisitions	543,177	[5]	519,430		423,533
Construction in progress additions	134,830	[5]	165,593		252,595
Less: Capitalized interest	(3,736)	[5]	(7,412)		(13,924)
Accruals	(18,327)	[5]	(33,451)		(11,435)
Cash disbursed for construction in progress	112,767	[5]	124,730		227,236
Capital improvements to existing properties	46,673	[5]	24,031		36,354
Total cash invested in real property	702,617	[5]	668,191		687,123
Cash acquired from acquisition			2,154
Preferred stock	0	[5]	0		(16,667)
Contingent Consideration in Stock	12,500
Contingent Consideration Total	34,692		39,827
Medical Facilities [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	$ 190,799

[1]	(1) Includes acquisitions with an aggregate purchase price of $1,370,128,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
[2]	(2) Excludes $20,691,000, $38,952,000 and $8,532,000 of cash acquired during the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	(1) Includes acquisitions with an aggregate purchase price of $37,772,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
[4]	(2) Excludes $2,031,000 of cash acquired during the year ended December 31, 2012.
[5]	(1) Includes acquisitions with an aggregate purchase price of $190,799,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
[6]	(3) Excludes $2,154,000 of cash acquired during the year ended December 31, 2011.